REDEEMABLE NONCONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 International Cell Holding Ltd EUR (€)	Sep. 30, 2007 International Cell Holding Ltd	Sep. 30, 2007 K-Telecom
Redeemable noncontrolling interest
Percentage of ownership interest acquired				80.00%
Percentage of indirect ownership interest of parent					100.00%
Percentage of noncontrolling interest				20.00%
Cap price of option to acquire remaining 20% stake (in euros)			€ 200
Fair value of redeemable noncontrolling interest (in dollars)	2,932	2,298